OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 10. OTHER PAYABLE AND ACCRUED EXPENSES

Other payable and accrued expenses consisted of the following:

	As of December 31,
	2018	2017
Accrued payroll	$1,940	$12,470
Other tax payable	82,606	-
Other payable	161,455	52,377
Total	$246,001	$64,847

As of December 31, 2018
, other tax payable of $82,606 primarily include unpaid value-added tax, personal Income Tax and other taxes.

As of December 31, 2018, other payable of $161,455 primarily consist of unpaid rental fees and interest-free loans of $119,478 (RMB820,000) that matured on December 31, 2018. On January 1, 2019 such interest-free loans were renewed with mature date of December 31, 2019.